SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple	3	3
Risk free interest rate, minimum	0.10%	0.10%	0.15%
Risk free interest rate, maximum	2.73%	2.77%	1.39%
Volatility, minimum	44.00%	53.00%	51.00%
Volatility, maximum	60.00%	63.00%	66.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple			2.5
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise multiple			3.5